UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-73600

                                  Monetta Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60187-8133
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60187-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: September 30, 2006
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS


MONETTA TRUST - SELECT TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006





COMMON STOCK - 92.3%
NUMBER OF SHARES                                                                          MARKET VALUE

Cellular Telecom - 4.7%
   *1,000   NII Holdings, Inc.                                                                 $62,160


Computers - 10.9%
   *1,500   Rackable Systems, Inc.                                                              41,055
   *1,000   SanDisk Corp.                                                                       53,540
  *10,000   Sun Microsystems, Inc.                                                              49,700
                                                                                        --------------
                                                                                               144,295
Electrical Component & Equipment - 4.0%
   *1,500   Encore Wire Corp.                                                                   52,935


Electronic Component-Semiconductor - 27.5%
   *2,000   Advanced Micro Devices, Inc.                                                        49,700
   *1,500   Broadcom Corp. - CL A                                                               45,510
    3,000   Intel Corp.                                                                         61,710
    2,000   National Semiconductor Corp.                                                        47,060
   *2,000   NVIDIA Corp.                                                                        59,180
   *1,500   Sirf Technology Holdings, Inc.                                                      35,985
    2,000   Texas Instruments, Inc.                                                             66,500
                                                                                        --------------
                                                                                               365,645
Electronics - 3.2%
   *3,000   Vishay Intertechnology, Inc.                                                        42,120


Internet - 10.2%
   *1,500   Akamai Technologies, Inc.                                                           74,985
     *150   Google, Inc. - CL A                                                                 60,285
                                                                                        --------------
                                                                                               135,270
Semiconductor Components-Integrated Curcuits - 3.0%
    4,119   Taiwan Semiconductor Mfg Co. Ltd. - SP ADR (b)                                      39,542


Software - 4.6%
   *4,000   BEA Systems, Inc.                                                                   60,800


Telecom Equipment-Fiber Optics - 5.5%
    3,000   Corning, Inc.                                                                       73,230


Telephone-Integrated - 4.4%
  *11,000   Level 3 Communications, Inc.                                                        58,850


Wireless Equipment - 14.3%
    3,500   Motorola, Inc.                                                                      87,500
    3,000   Nokia Corp. - SP ADR (b)                                                            59,070
    1,200   Qualcomm, Inc.                                                                      43,620
                                                                                        --------------
                                                                                               190,190

                                                                                        --------------
TOTAL COMMON STOCK                                                                           1,225,037
  (COST $1,069,274)(a)


VARIABLE DEMAND NOTES - 6.9%
PRINCIPAL AMOUNT
   38,550   American Family Financial Services Co. - 4.943%                                    38,550
   53,600   Wisconsin Corp. Central Credit Union - 4.994%                                      53,600

                                                                                       --------------
TOTAL VARIABLE DEMAND NOTES                                                                    92,150
  (COST $92,150)(a)
                                                                                       --------------
TOTAL INVESTMENTS - 99.2%                                                                   1,317,187
  (COST $1,161,424)(a)

OTHER NET ASSETS LESS LIABILITIES - 0.8%                                                       10,858
                                                                                       --------------

TOTAL NET ASSETS - 100%                                                                    $1,328,045
                                                                                       ==============



(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $204,749 and the aggregate gross unrealized depreciation is $48,986, resulting in net unrealized appreciation of $155,763.

(b) American Depository Receipt (ADR)

*  Non-income producing security.


MONETTA TRUST - MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006





COMMON STOCK - 98.5%
NUMBER OF SHARES                                                                          MARKET VALUE

Aerospace/Defense - 1.0%
   *2,500   AAR Corp.                                                                          $59,600

Banks - 1.2%
    2,000   Commerce Bancorp, Inc.                                                              73,420

Beverages - 2.2%
   *4,000   Hansen Natural Corp.                                                               129,920

Biotechnology - 2.5%
   *2,000   Celgene Corp.                                                                       86,600
   *1,000   Millipore Corp.                                                                     61,300
                                                                                        --------------
                                                                                               147,900
Building Materials - 1.4%
    1,000   Martin Marietta Materials, Inc.                                                     84,620


Chemicals - 1.9%
    2,000   The Sherwin-Williams Co.                                                           111,560


Commercial Services - 10.5%
    3,000   Administaff, Inc.                                                                  101,100
   *3,000   Alliance Data Systems Corp.                                                        165,570
   *3,000   Iron Mountain, Inc.                                                                128,820
   *2,000   Monster Worldwide, Inc.                                                             72,380
    2,000   Pharmaceutical Product Development, Inc.                                            71,380
   *5,000   Quanta Services, Inc.                                                               84,300
                                                                                        --------------
                                                                                               623,550
Computers - 3.4%
   *2,000   Cognizant Technology Solutions Corp. - CL A                                        148,120
   *3,000   Western Digital Corp.                                                               54,300
                                                                                        --------------
                                                                                               202,420
Distribution/Wholesale - 1.5%
   *1,500   WESCO Int'l, Inc.                                                                   87,045


Diversified Financial Services - 5.9%
  *10,000   E*TRADE Financial Corp.                                                            239,200
    3,750   Raymond James Financial, Inc.                                                      109,650
                                                                                        --------------
                                                                                               348,850
Electrical Component & Equipment - 3.1%
   *3,000   Encore Wire Corp.                                                                  105,870
   *2,000   General Cable Corp.                                                                 76,420
                                                                                        --------------
                                                                                               182,290
Electronics - 3.4%
   *2,500   American Science and Engineering, Inc.                                             121,300
   *2,000   Thermo Electron Corp.                                                               78,660
                                                                                        --------------
                                                                                               199,960
Energy-Alternate Sources - 1.9%
   *4,500   Suntech Power Holdings Co. Ltd. - SP ADR                                           116,235


Engineering & Construction - 1.3%
   *2,000   Foster Wheeler Ltd.                                                                 77,180


Healthcare-Products - 3.1%
   *2,000   Advanced Medical Optics, Inc.                                                       79,100
    2,000   Manor Care, Inc.                                                                   104,560
                                                                                        --------------
                                                                                               183,660
Healthcare-Services - 9.0%
   *2,000   Amedisys, Inc.                                                                      79,340
   *2,000   Covance, Inc.                                                                      132,760
   *1,000   Davita, Inc.                                                                        57,870
    1,000   Quest Diagnostics, Inc.                                                             61,160
   *3,000   Sunrise Senior Living, Inc.                                                         89,610
   *2,000   WellCare Health Plans, Inc.                                                        113,260
                                                                                        --------------
                                                                                               534,000
Insurance - 1.0%
    2,000   United Fire & Casualty Co.                                                          62,600


Internet - 6.5%
  *10,000   24/7 Real Media, Inc.                                                               85,400
   *3,000   CheckFree Corp.                                                                    123,960
   *2,000   Digitial River, Inc.                                                               102,240
   *4,000   ValueClick, Inc.                                                                    74,160
                                                                                        --------------
                                                                                               385,760
Lodging - 1.7%
    1,500   Harrah's Entertainment, Inc.                                                        99,645


Machinery-Construction & Mining - 2.4%
    2,000   Bucyrus Int'l, Inc. - CL A                                                          84,840
    3,000   JLG Industries, Inc.                                                                59,430
                                                                                        --------------
                                                                                               144,270
Machinery-Diversified - 1.5%
    2,000   The Manitowoc Company, Inc.                                                         89,580


Media - 2.3%
   *2,000   Central European Media Enterprises Ltd.                                            134,100


Oil & Gas - 9.5%
    2,000   Diamond Offshore Drilling, Inc.                                                    144,740
   *5,000   Global Industries Ltd.                                                              77,800
    2,000   Holly Corp.                                                                         86,660
    1,500   Noble Energy, Inc.                                                                  68,385
    2,000   Valero Energy Corp.                                                                102,940
    2,000   XTO Energy, Inc.                                                                    84,260
                                                                                        --------------
                                                                                               564,785
Pharmaceuticals - 2.8%
   *2,000   Barr Pharmaceuticals, Inc.                                                         103,880
    3,000   Mylan Laboratories, Inc.                                                            60,390
                                                                                        --------------
                                                                                               164,270
Real Estate - 1.8%
    2,000   The St. Joe Co.                                                                    109,740


Retail - 0.9%
   *2,500   Select Comfort Corp.                                                                54,700


Semiconductors - 2.0%
   *4,000   Broadcom Corp. - CL A                                                              121,360


Software - 2.6%
  *10,000   BEA Systems, Inc.                                                                  152,000


Telecommunications - 9.2%
    2,000   Harris Corp.                                                                        88,980
   *4,000   NII Holdings, Inc.                                                                 248,640
  *10,000   Qwest Communications Int'l, Inc.                                                    87,200
   *2,000   AO VimpelCom - SP ADR (b)                                                          121,180
                                                                                        --------------
                                                                                               546,000
Transportation - 1.0%
   *2,500   Genesee & Wyoming, Inc.                                                             58,050

                                                                                         --------------
TOTAL COMMON STOCK                                                                           5,849,070
  (COST $4,932,443)(a)


VARIABLE DEMAND NOTES - 2.1%
PRINCIPAL AMOUNT
  124,500   Wisconsin Corp. Central Credit Union - 4.994%                                      124,500

                                                                                        --------------
TOTAL VARIABLE DEMAND NOTES                                                                    124,500
  (COST $124,500)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 100.6%                                                                   5,973,570
  (COST $5,056,943)(a)

OTHER NET ASSETS LESS LIABILITIES - (0.60%)                                                    (34,090)

                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                     $5,939,480
                                                                                        ==============



(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $1,036,283 and the aggregate gross unrealized depreciation is $119,656, resulting in net unrealized appreciation of $916,627.

(b) American Depository Receipt (ADR)

*  Non-income producing security.


MONETTA TRUST -  BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006





COMMON STOCK - 65.3%
NUMBER OF SHARES                                                                          MARKET VALUE


Agriculture - 5.0%
   1,000   Altria Group, Inc.                                                                  $76,550
   2,500   Archer-Daniels-Midland Co.                                                           94,700
                                                                                        --------------
                                                                                               171,250
Banks - 1.6%
   1,000   Wachovia Corp.                                                                       55,800


Computers - 3.2%
   1,500   Electronic Data Systems Corp.                                                        36,780
   2,000   Hewlett-Packard Co.                                                                  73,380
                                                                                        --------------
                                                                                               110,160
Cosmetics/Personal Care - 1.8%
   1,000   Proctor & Gamble Co.                                                                 61,980


Diversified Financial Services - 5.4%
   1,000   Citigroup, Inc.                                                                      49,670
  *3,000   E*TRADE Financial Corp.                                                              71,760
   1,320   J.P. Morgan Chase & Co.                                                              61,987
                                                                                        --------------
                                                                                               183,417
Electric - 3.9%
   1,500   Duke Energy Corp.                                                                    45,300
   1,400   TXU Corp.                                                                            87,528
                                                                                        --------------
                                                                                               132,828
Environmental Control - 2.2%
   2,000   Waste Management, Inc.                                                               73,360


Forest Products & Paper - 2.0%
   2,000   Int'l Paper Co.                                                                      69,260


Healthcare-Services - 2.2%
   1,500   UnitedHealth Group, Inc.                                                             73,800


Insurance - 3.5%
   1,000   American Int'l Group, Inc.                                                           66,260
   1,000   The Chubb Corp.                                                                      51,960
                                                                                        --------------
                                                                                               118,220
Lodging - 2.0%
   1,000   Harrah's Entertainment, Inc.                                                         66,430


Machinery- Construction & Mining - 1.9%
   1,000   Caterpillar, Inc.                                                                    65,800


Media - 2.7%
   3,000   The Walt Disney Co.                                                                  92,730


Mining - 4.2%
   1,000   Newmont Mining Corp.                                                                 42,750
   1,200   Phelps Dodge Corp.                                                                  101,640
                                                                                        --------------
                                                                                               144,390
Miscellaneous Manufacturing - 1.6%
   1,500   General Electric Co.                                                                 52,950


Oil & Gas - 2.8%
   1,000   Valero Energy Corp.                                                                  51,470
   1,066   XTO Energy, Inc.                                                                     44,911
                                                                                        --------------
                                                                                                96,381
Oil & Gas Services - 3.1%
   1,000   Baker Hughes, Inc.                                                                   68,200
   1,000   Smith Int'l, Inc.                                                                    38,800
                                                                                        --------------
                                                                                               107,000
Pharmaceuticals - 4.9%
   1,000   Cardinal Health, Inc.                                                                65,740
  *1,500   Gilead Sciences, Inc.                                                               103,050
                                                                                        --------------
                                                                                               168,790
Retail - 2.9%
   1,000   McDonald's Corp.                                                                     39,120
   1,200   Wal-Mart Stores, Inc.                                                                59,184
                                                                                        --------------
                                                                                                98,304
Semiconductors - 2.0%
   4,000   Micron Technology, Inc.                                                              69,600


Telecommunications - 3.5%
   3,000   Motorola, Inc.                                                                       75,000
   2,535   Sprint Nextel Corp.                                                                  43,475
                                                                                        --------------
                                                                                               118,475
Transportation - 2.9%
     500   FedEx Corp.                                                                          54,340
     500   Union Pacific Corp.                                                                  44,000
                                                                                        --------------
                                                                                                98,340

                                                                                        --------------
TOTAL COMMON STOCK                                                                           2,229,265
  (COST $1,775,253)(a)


CORPORATE BONDS - 23.3%
PRINCIPAL AMOUNT                                              MATURITY DATE                      VALUE

Auto - 0.6%
  20,000   Daimlerchrysler NA Holding Co. 4.875%                 06/15/10                       19,432


Banks - 2.6%
  20,000   Bank of New York 4.950%                               01/14/11                       19,839
  20,000   Northern Trust Co. 7.100%                             08/01/09                       20,925
  20,000   PNC Funding Corp. 7.500%                              11/01/09                       21,264
  25,000   Royal Bank of Scotland Group PLC 9.118%               03/31/49                       27,904
                                                                                        --------------
                                                                                                89,932
Mortgage/Asset Backed - 1.6%
  30,000   Bear Stearns Commercial Mortgage
             Securities, Inc. 6.440%                             06/16/30                       30,499
  25,000   Morgan Stanley Capital I Trust 4.660%                 09/13/45                       24,045
                                                                                        --------------
                                                                                                54,544
Cable TV - 0.3%
  10,000   Cox Communications, Inc. 3.875%                       10/01/08                        9,692


Chemicals - 0.4%
  15,000   Chevron Phillips Chemical Co. 5.375%                  06/15/07                       14,982


Computers - 0.6%
  20,000   Hewlett-Packard Co. 3.625%                            03/15/08                       19,533


Electric - 6.5%
  15,000   AEP Texas Central Co. 5.500%                          02/15/13                       14,917
  20,000   Alabama Power Co. 2.800%                              12/01/06                       19,919
  15,000   CILCorp, Inc. 8.700%                                  10/15/09                       16,315
  20,000   Constellation Energy Group 6.125%                     09/01/09                       20,451
  16,000   Detroit Edison Co. 6.125%                             10/01/10                       16,452
  11,000   DPL, Inc. 6.875%                                      09/01/11                       11,580
  15,000   Duke Energy Corp. 7.375%                              03/01/10                       15,958
  15,000   FPL Group Capital, Inc. 6.125%                        05/15/07                       15,062
  15,000   MidAmerican Energy Holdings 3.500%                    05/15/08                       14,583
  25,000   Pepco Holdings, Inc. 6.450%                           08/15/12                       25,872
  15,000   Progress Energy, Inc. 7.10%                           03/01/11                       16,079
  15,000   TXU Energy Co. 7.000%                                 03/15/13                       15,748
  20,000   Wisconsin Electric Power 3.500%                       12/01/07                       19,606
                                                                                        --------------
                                                                                               222,542
Energy - 0.8%
  25,000   Conoco Funding Co. 6.350%                             10/15/11                       26,293


Finance - 3.5%
  20,000   American General Finance 2.750%                       06/15/08                       19,203
  20,000   Boeing Capital Corp. 6.100%                           03/01/11                       20,716
  15,000   General Electric Capital Corp. 8.625%                 06/15/08                       15,809
  25,000   Household Finance Corp. 7.875%                        03/01/07                       25,247
  20,000   National Rural Utilities 4.375%                       10/01/10                       19,413
  18,000   Pemex Finance Ltd. 9.030%                             02/15/11                       19,316
                                                                                        --------------
                                                                                               119,704
Food/Beverages - 0.6%
  20,000   Diageo Capital plc 3.375%                             03/20/08                       19,481


Forestry - 0.1%
   3,000   Weyerhaeuser Co. 6.125%                               03/15/07                        3,003


Insurance - 1.2%
  15,000   GE Global Insurance Holdings 7.500%                   06/15/10                       16,080
  25,000   Reinsurance Group of America 6.750%                   12/15/11                       26,044
                                                                                        --------------
                                                                                                42,124
Multimedia - 0.5%
  16,000   Time Warner Cos, Inc. 8.180%                          08/15/07                       16,372


Regional Authority - 1.6%
  25,000   Province of British Columbia 4.300%                   05/30/13                       24,041
  25,000   Quebec Province 7.125%                                02/09/24                       29,891
                                                                                        --------------
                                                                                                53,932
Regional Malls - 0.5%
  15,000   Simon Property Group LP 7.000%                        07/15/09                       15,628


Telephone - 1.5%
  10,000   Deutsche Telekom Int'l Finance 8.500%                 06/15/10                       10,909
  15,000   France Telecom 7.750%                                 03/01/11                       16,434
  25,000   Verizon Pennsylvania 5.650%                           11/15/11                       25,032
                                                                                        --------------
                                                                                                52,375
Transportation - 0.4%
  15,000   Union Pacific Co. 7.250%                              11/01/08                       15,570

                                                                                       	--------------
TOTAL CORPORATE BONDS                                                                          795,139
  (COST $798,485)(a)


U.S. GOVERNMENT AGENCIES - 4.7%
PRINCIPAL AMOUNT

 100,000   Private Export Funding 5.685%                         05/15/12                      103,462
  60,000   Tennessee Valley Authority 4.700%                     07/15/33                       55,964

                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                 159,426
  (COST $164,404)(a)



TREASURY NOTES - 5.9%
PRINCIPAL AMOUNT

 125,000   U.S. Treasury Note 6.500%                             11/15/26                      151,455
  50,000   U.S. Treasury Note 4.750%                             05/15/14                       50,424

                                                                                        --------------
TOTAL TREASURY NOTES                                                                           201,879
  (COST $190,455)(a)



VARIABLE DEMAND NOTES - 0.9%
PRINCIPAL AMOUNT

  32,700   Wisconsin Corp. Central Credit Union - 4.994%                                        32,700

                                                                                        --------------
TOTAL VARIABLE DEMAND NOTES                                                                     32,700
  (COST $32,700)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 100.1%                                                                   3,418,409
  (COST $2,961,297)(a)

OTHER NET ASSETS LESS LIABILITIES - (0.1%)                                                      (4,364)

                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                     $3,414,045
                                                                                        ==============



(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $510,659 and the aggregate gross unrealized depreciation is $53,547, resulting in net unrealized appreciation of $457,112.

*  Non-income producing security.


MONETTA TRUST - INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006





CORPORATE BONDS - 74.4%
PRINCIPAL AMOUNT                                                  MATURITY DATE                  VALUE

Auto - 1.0%
  75,000   Daimlerchrysler NA Holding Co. 4.875%                     06/15/10                  $72,870


Banks - 9.2%
  80,000   Bank of New York 4.950%                                   01/14/11                   79,355
 105,000   PNC Funding Corp. 7.500%                                  11/01/09                  111,636
 175,000   Royal Bank of Scotland Group PLC 9.118%                   03/31/49                  195,327
 125,000   Washington Mutual, Inc. 5.625%                            01/15/07                  125,058
 165,000   Wells Fargo & Co. 5.125%                                  02/15/07                  164,828
                                                                                        --------------
                                                                                               676,204
Mortgage/Asset Backed - 4.1%
 180,000   Bear Stearns Commercial Mortgage
             Securities, Inc. 6.440%                                 06/16/30                  182,993
 125,000   Morgan Stanley Capital I Trust 4.660%                     09/13/45                  120,224
                                                                                        --------------
                                                                                               303,217
Electric - 1.0%
  75,000   Consumers Energy Co. 4.800%                               02/17/09                   74,061


Cable TV - 1.2%
  90,000   Cox Communications, Inc. 3.875%                           10/01/08                   87,228


Chemicals - 1.5%
 110,000   Chevron Phillips Chemical Co. 5.375%                      06/15/07                  109,864


Computers - 1.3%
 100,000   Hewlett-Packard Co. 3.625%                                03/15/08                   97,665


Electric - 19.0%
  75,000   AEP Texas Central Co. 5.500%                              02/15/13                   74,586
 100,000   Alabama Power Co. 2.800%                                  12/01/06                   99,596
 135,000   CILCorp, Inc. 8.700%                                      10/15/09                  146,838
 100,000   Constellation Energy Group 6.125%                         09/01/09                  102,253
  75,000   Detroit Edison Co. 6.125%                                 10/01/10                   77,121
  80,000   DPL, Inc. 6.875%                                          09/01/11                   84,218
 135,000   Duke Energy Corp. 7.375%                                  03/01/10                  143,626
  81,000   Firstenergy Corp. 5.500%                                  11/15/06                   80,997
 110,000   FPL Group Capital, Inc. 6.125%                            05/15/07                  110,455
  50,000   MidAmerican Energy Holdings 3.500%                        05/15/08                   48,609
 125,000   Pepco Holdings, Inc. 6.450%                               08/15/12                  129,361
  80,000   Progress Energy, Inc. 7.10%                               03/01/11                   85,755
 100,000   TXU Energy Co. 7.000%                                     03/15/13                  104,989
 105,000   Wisconsin Electric Power 3.500%                           12/01/07                  102,934
                                                                                        --------------
                                                                                             1,391,338
Energy - 3.2%
 150,000   Conoco Funding Co. 6.350%                                 10/15/11                  157,755
  75,000   Halliburton Co. 5.500%                                    10/15/10                   75,455
                                                                                        --------------
                                                                                               233,210
Finance - 10.6%
 100,000   American General Finance 2.750%                           06/15/08                   96,012
  50,000   Amvescap, Inc. 5.900%                                     01/15/07                   50,045
  80,000   Boeing Capital Corp. 6.100%                               03/01/11                   82,865
  30,000   Ford Motor Credit Co. 6.500%                              01/25/07                   29,979
 160,000   General Electric Capital Corp. 8.625%                     06/15/08                  168,623
 125,000   Household Finance Corp. 7.875%                            03/01/07                  126,237
  80,000   National Rural Utilities 4.375%                           10/01/10                   77,651
 139,500   Pemex Finance Ltd. 9.030%                                 02/15/11                  149,699
                                                                                        --------------
                                                                                               781,111
Food/Beverages - 2.0%
  50,000   Campbell Soup Co. 6.900%                                  10/15/06                   50,021
 100,000   Diageo Capital plc 3.375%                                 03/20/08                   97,404
                                                                                        --------------
                                                                                               147,425
Insurance - 5.0%
 172,000   GE Global Insurance Holdings 7.500%                       06/15/10                  184,389
 175,000   Reinsurance Group of America 6.750%                       12/15/11                  182,311
                                                                                        --------------
                                                                                               366,700
Regional Authority - 1.3%
 100,000   Province of British Columbia 4.300%                       05/30/13                   96,166


Regional Malls - 0.9%
  65,000   Simon Property Group LP 7.000%                            07/15/09                   67,723


Special Purpose - 3.2%
 232,400   Trains-BBB (b) 6.554%                                     08/15/08                  233,058


Telephone - 8.9%
  95,000   AT&T Corp. 7.750%                                         03/01/07                   95,831
 125,000   Deutsche Telekom Int'l Finance 8.500%                     06/15/10                  136,362
 135,000   France Telecom 7.750%                                     03/01/11                  147,903
 125,000   Sprint Capital Corp. 6.000%                               01/15/07                  125,134
 150,000   Verizon Pennsylvania 5.650%                               11/15/11                  150,194
                                                                                        --------------
                                                                                               655,424
Transportation - 1.0%
  70,000   Burlington Northern Santa Fe 6.125%                       03/15/09                   71,395


                                                                                        --------------
TOTAL CORPORATE BONDS                                                                        5,464,659
  (COST $5,499,981)(a)


U.S. GOVERNMENT AGENCIES - 8.4%
PRINCIPAL AMOUNT
 600,000   Private Export Funding 5.685%                             05/15/12                  620,772

                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                 620,772
  (COST $636,755)(a)


TREASURY NOTES - 15.9%
PRINCIPAL AMOUNT
 910,000   U.S. Treasury Note 4.750%                                 05/15/14                  917,714
 240,000   U.S. Treasury Note 5.125%                                 05/15/16                  248,963

                                                                                        --------------
TOTAL TREASURY NOTES                                                                         1,166,677
  (COST $1,157,432)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 98.7%                                                                    7,252,108
  (COST $7,294,168)(a)

OTHER NET ASSETS LESS LIABILITIES - 1.3%                                                        92,022

                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                     $7,344,130
                                                                                        ==============



(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $42,112 and aggregate gross unrealized depreciation is $84,172, resulting in net unrealized depreciation of $42,060.

(b) Represents a restricted security purchased under RULE 144A which is exempt from registration under the Securities Act of 1933, as amended. This security has been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

     The TRAIN security was created to reflect the risk characteristics of five to ten year maturity ranges of the Lehman Credit Index, using liquid, index-eligible securities. The coupon represents a weighted average rate of the underlying securities held within the portfolio and is subject to revaluation upon additions and/or redemptions of those securities.


MONETTA TRUST - GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006




U.S. GOVERNMENT AGENCIES - 99.6%                                                                 VALUE


FEDERAL HOME LOAN BANK - 50.0%
PRINCIPAL AMOUNT
550,000   5.140%  DUE 11/17/06                                                                $546,309
450,000   5.141%  DUE 10/31/06                                                                 448,072
570,000   5.260%  DUE 10/18/06                                                                 568,584
                                                                                        --------------
                                                                                             1,562,965

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.9%
PRINCIPAL AMOUNT
605,000   5.100%  DUE 11/29/06                                                                 599,944
180,000   5.150%  DUE 10/04/06                                                                 179,923
                                                                                        --------------
                                                                                               779,867

FEDERAL HOME LOAN MORTGAGE CORP. - 24.7%
PRINCIPAL AMOUNT
470,000   5.150%  DUE 11/21/06                                                                 466,571
305,000   5.220%  DUE 10/23/06                                                                 304,027
                                                                                        --------------
                                                                                               770,598

                                                                                        --------------
TOTAL INVESTMENTS - 99.6%                                                                    3,113,430
  (COST $3,113,430)(a)

OTHER NET ASSETS LESS LIABILITIES - 0.4%                                                        12,140

                                                                                        --------------
TOTAL NET ASSETS - 100%                                                                     $3,125,570
                                                                                        ==============


(a) Cost is identical for book and tax purposes.


ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures
    (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 27, 2006
    ----------------------------------------------------------------------------



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 27, 2006
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 27, 2006
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 27, 2006
    ----------------------------------------------------------------------------